Financial Instruments - Summary of Exposure to Credit Risk for Trade Receivables at Reporting Date (Detail) - Trade receivables [member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	$ 95	$ 84
INDONESIA
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	36	39
SINGAPORE
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	25	20
PHILIPPINES
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	5	7
MALAYSIA
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	13	6
VIETNAM
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	7	7
Other Countries
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	$ 9	$ 5